provisions	6 Months Ended
Jun. 30, 2023
provisions
provisions
25	provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at April 1, 2023	$317	$142	$281	$173	$913
Additions	—	87	2	22	111
Reversals	—	—	(3)	—	(3)
Uses	(2)	(84)	—	(29)	(115)
Interest effects	3	—	4	—	7
Effects of foreign exchange, net	—	—	(9)	—	(9)
As at June 30, 2023	$318	$145	$275	$166	$904
As at January 1, 2023	$316	$84	$157	$147	$704
Additions	—	202	268	85	555
Reversals	—	—	(41)	—	(41)
Uses [1]	(5)	(141)	(108)	(66)	(320)
Interest effects	7	—	8	—	15
Effects of foreign exchange, net	—	—	(9)	—	(9)
As at June 30, 2023	$318	$145	$275	$166	$904
Current	$10	$134	$2	$94	$240
Non-current	308	11	273	72	664
As at June 30, 2023	$318	$145	$275	$166	$904

1	Written put options and contingent consideration uses include $54 satisfied by way of Common Shares issued.

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the associated cash outflows in respect of the balance accrued as at the financial statement date is substantially short-term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for some written put options are determined based on the net present value of estimated future earnings, and such provisions require us to make key economic assumptions about the future. Similarly, we have established provisions for contingent consideration. No cash outflows in respect of the written put options are expected prior to their initial exercisability, and no cash outflows in respect of contingent consideration are expected prior to completion of the periods during which the contingent consideration can be earned.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Other than as set out following, we expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.